Revenue - Collaboration revenue (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 1,354
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	652
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration revenue	€ 702